Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of Components Comprising Basic and Diluted Earnings Per Share
The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	In Thousands (except share data)
	2018	2017	2016
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$32,594	23,526	25,633
Denominator - Weighted average number of common shares outstanding	10,564,172	10,407,211	10,279,332
Basic earnings per common share	$3.09	2.26	2.49
Diluted EPS Computation:
Numerator - Earnings available to common stockholders	$32,594	23,526	25,633
Denominator - Weighted average number of common shares outstanding	10,564,172	10,407,211	10,279,332
Dilutive effect of stock options	8,049	5,325	4,996
	10,572,221	10,412,536	10,284,328
Diluted earnings per common share	$3.08	2.26	2.49